UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Marathon Asset Management, L.P.
Address:    One Bryant Park, 38th Floor
            New York, New York 10036

13F File Number: 028-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Chartouni
Title:      Chief Compliance Officer
Phone:      212-500-3179

Signature, Place and Date of Signing:


/s/ Christine Chartouni        New York, New York            February 2, 2012
----------------------       -----------------------        -------------------
    [Signature]                  [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total:  $361,600
                                         (in thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-11614               Marathon Special Opportunity Master Fund, Ltd.

                                                             FORM 13F INFORMATION TABLE
                                                          Marathon Asset Management, L.P.
                                                                 December 31, 2011
COLUMN 1                         COLUMN  2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE      SHARED NONE
--------------                --------------    -----      -------   -------   --- ----   ----------  -----    ----      ------ ----
AMERICAN CAP LTD                   COM         02503Y103    4,652      691,203 SH         SHARED       1         691,203
AMERICAN CAP LTD                   COM         02503Y103    4,037      599,788 SH         SOLE        NONE       599,788
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH   03938L104    1,864      102,500     CALL   SHARED       1         102,500
HESS CORP                          COM         42809H107    5,623       99,001 SH         SHARED       1          99,001
HESS CORP                          COM         42809H107   12,448      219,152 SH         SOLE        NONE       219,152
ISHARES INC                    MSCI BRAZIL     464286400    2,522       43,945 SH         SHARED       1          43,945
ISHARES INC                    MSCI BRAZIL     464286400    2,583       45,000     CALL   SHARED       1          45,000
ISHARES INC                    MSCI BRAZIL     464286400    2,583       45,000     PUT    SHARED       1          45,000
MASTERCARD INC                     CL A        57636Q104    3,728       10,000     CALL   SHARED       1          10,000
MASTERCARD INC                     CL A        57636Q104    3,728       10,000     PUT    SHARED       1          10,000
SELECT SECTOR SPDR TR          SBI INT-FINL    81369Y605   77,658    5,973,700     CALL   SOLE        NONE     5,973,700
SPDR S&P 500 ETF TR              TR UNIT       78462F103   72,338      576,400     CALL   SHARED       1         576,400
SPDR S&P 500 ETF TR              TR UNIT       78462F103  131,286    1,046,100     CALL   SOLE        NONE     1,046,100
SUNCOR ENERGY INC NEW              COM         867224107    6,394      221,777 SH         SHARED       1         221,777
SUNCOR ENERGY INC NEW              COM         867224107   11,752      407,641 SH         SOLE        NONE       407,641
TALISMAN ENERGY INC                COM         87425E103    6,532      512,286 SH         SHARED       1         512,286
TALISMAN ENERGY INC                COM         87425E103   11,872      931,145 SH         SOLE        NONE       931,145